UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin New York Tax-Free Trust
March 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended March 31, 2022, the U.S.
economy continued to recover from the COVID-19 pandemic
amid declining unemployment, rising wages and growing
business confidence. Although investors became concerned
that new, swiftly spreading COVID-19 variants could hinder
the economic recovery, growth accelerated in 2021’s
fourth quarter as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation remained
elevated during the reporting period, given supply and
demand imbalances related to the pandemic, higher energy
prices exacerbated by Russia’s invasion of Ukraine, and
broader price pressures.
During the reporting period, the U.S. Federal Reserve, in
its efforts to encourage ongoing U.S. economic activity,
continued quantitative easing measures to bolster credit
markets. However, the Federal Reserve decreased its
monthly asset purchases starting in November 2021,
increased its tapering in subsequent months and ended
purchases in March 2022. In support of its goal of achieving maximum employment and returning annual inflation to 2%
over the long term, the Federal Reserve raised the federal
funds rate by 0.25%, from a level of 0.25% to 0.50% at its
March meeting.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -5.55%
cumulative total return.
1
After benefiting from strong demand
before the reporting period, by the end of 2021 and into 2022 municipal bond valuations declined amid increased U.S.
Treasury bond volatility influenced by anticipation of tighter monetary policy. However, municipal bond issuers benefited
from direct fiscal support from the U.S. government and from the reopening of businesses, leading to increased consumer
spending despite the ongoing uncertainty surrounding
COVID-19.
Franklin New York Intermediate-Term Tax-Free Income
Fund’s semiannual report includes more detail about
municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond team. Municipal bonds provide tax-
free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their
compounding tax-free income component. As you know,
all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of March
31, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin New York Intermediate-Term Tax-Free
Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 20
Notes to Financial Statements 24
Shareholder Information 31
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin New York Intermediate-Term Tax-Free Income
Fund
This semiannual report for Franklin New York Intermediate-
Term Tax-Free Income Fund covers the period ended March
31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes and New
York State and New York City personal income taxes as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing
at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal
income taxes.
1
As a non-fundamental policy, the Fund also
normally invests at least 80% of its total assets in securities that pay interest free from New York City personal income
taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time at which the debt must be repaid)
of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or
comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.72 on September 30, 2021, to
$10.95 on March 31, 2022. The Fund’s Class A shares paid
dividends totaling 10.1025 cents per share for the same
period.
2
The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.94%, based on an
annualization of March’s 1.8066 cents per share monthly
dividend and the maximum offering price of $11.20 on March
31, 2022. An investor in the 2022 maximum combined
effective federal and New York State and City personal
income tax bracket of 55.58% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.37% from a
taxable investment to match the Fund’s
Class A tax-free distribution rate. For other performance
data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Municipal Bond Market Overview
During the six months ending March 31, 2022, the Omicron
variant of COVID-19 spread rapidly, causing daily new
case rates to reach all-time highs in mid-January, although
the number of seriously ill was somewhat contained. This
allowed health officials to resist returning to high levels of social distancing requirements. Increased economic activity
from pent-up demand for goods led to decade-high levels
of inflation. U.S. Treasury (UST) yields rose across the
maturity curve as the U.S. Federal Reserve started removing
accommodative monetary policies enacted to combat the
COVID-19 induced economic slowdown.
Municipal bond (muni) fund flows bolstered valuations during the fourth quarter of 2021. However, these flows turned
negative in 2022 as rising UST yields added volatility to the market. This volatility drove outflows from the muni market, which worsened ratios of muni versus UST yields. We
believe increased levels of inflation in the U.S. should have a mixed impact on muni fundamentals. While higher prices
may lead to more revenue from sales taxes, wages are
typically an issuer’s largest operating expense, which could force some issuers to give employees raises to keep pace
with increasing costs of living.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +5.92%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
total return for the period.
3
In comparison, investment-grade
munis, as measured by the Bloomberg Municipal Bond
Index, posted a -5.55% total return.
3
USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -5.41% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
-7.48% total return.
3
State Update
During the six-month period, New York’s strong economy,
which generates above-average income and wealth levels,
contracted amid the COVID-19 pandemic. New York’s
unemployment rate began the period at 6.0% and ended at
4.2%, compared with the 3.6% national rate. Toward period-
end, better-than-expected revenue collections, new taxes
and federal resources erased a projected fiscal 2022 budget
gap, allowing increased school aid, recovery initiatives and higher Medicaid enrollments. However, the preliminary 2023
budget is expected to have less revenues due to lower
Federal Covid relief, possible slowing economic growth and
inflation. New York’s net tax-supported debt was moderately
high at $3,614 per capita and 4.8% of personal income,
compared with the 1.9% and $1,039 national medians,
respectively.
4
Independent credit rating agency Moody’s
Investors Service affirmed its Aa2 rating and revised the
outlook from stable to positive on New York’s general
obligation debt.
5
Moody’s rating reflected its view of the
state’s large and diverse economy, sound fund balance and
liquidity, and moderate leverage. The rating also recognizes
New York’s challenges of retaining healthy liquidity as
budgetary spending grows amid the phasing out of federal
aid. The rating also incorporates the risks associated
with the Metropolitan Transit Authority and uncertainties
regarding the recovery of New York City, a key driver of the state’s economy. Moody’s revision of its outlook from stable to positive reflects improved finances given federal aid and better-than-expected tax revenues.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
*Does not include cash and cash equivalents.
Manager’s Discussion
Consistent with our strategy, we typically look to construct a portfolio that maintains a dollar-weighted average maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
3/31/22
% of Total
Investments*
Special Tax 17.62%
Transportation 15.55%
Utilities 11.27%
Education 9.95%
Local 9.48%
Lease 9.04%
Refunded 7.90%
Housing 5.95%
Industrial Dev. Revenue and Pollution Control 5.83%
Health Care 4.21%
Other Revenue Bonds 2.56%
State General Obligation 0.64%
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Moody’s Investors Service,
State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing,
6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of March 31, 2022
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month -5.74% -7.86%
1-Year -4.75% -6.89%
5-Year +6.44% +0.80%
10-Year +20.48% +1.65%
Advisor
6-Month -5.61% -5.61%
1-Year -4.49% -4.49%
5-Year +7.61% +1.48%
10-Year +22.42% +2.04%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
5
30-Day
Standardized
Yield
6
Taxable Equivalent
30-Day
Standardized Yield

A 1.94% 4.37% 1.42% 2.94%
Advisor 2.23% 5.02% 1.70% 3.52%
See page 6 for Performance Summary footnotes.

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/22.
5. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and New York State and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–3/31/22)
Share Class
Net Investment
Income
A $0.101025
A1 $0.109697
C $0.078005
R6 $0.118446
Advisor $0.115414
Total Annual Operating Expenses
7
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1
a
Net
Annualized
Expense
Ratio
A $1,000 $942.60 $4.04 $1,020.78 $4.20 0.83%
A1 $1,000 $944.10 $3.31 $1,021.53 $3.44 0.68%
C $1,000 $941.70 $5.95 $1,018.81 $6.18 1.23%
R6 $1,000 $945.00 $2.56 $1,022.29 $2.67 0.53%
Advisor $1,000 $943.90 $2.82 $1,022.04 $2.93 0.58%

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.72 $11.64 $11.70 $11.19 $11.26
Income from investment operations
b
:
Net investment income
c
......................... 0.10 0.22 0.26 0.28 0.02
Net realized and unrealized gains (losses) ........... (0.77) 0.08 (0.06) 0.52 (0.07)
Total from investment operations .................... (0.67) 0.30 0.20 0.80 (0.05)
Less distributions from:
Net investment income .......................... (0.10) (0.22) (0.26) (0.29) (0.02)
Net asset value, end of period ...................... $10.95 $11.72 $11.64 $11.70 $11.19
Total return
d
................................... (5.74)% 2.58% 1.69% 7.19% (0.46)%
Ratios to average net assets
e
Expenses
f
..................................... 0.83% 0.83% 0.84% 0.84% 0.83%
Net investment income ........................... 1.77% 1.86% 2.20% 2.43% 2.47%
Supplemental data
Net assets, end of period (000’s) .................... $111,568 $119,113 $89,211 $57,147 $145
Portfolio turnover rate ............................ 5.01% 18.90% 13.94% 16.12% 11.15%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.72 $11.65 $11.71 $11.20 $11.63 $11.94
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.24 0.27 0.30 0.30 0.30
Net realized and unrealized gains (losses) (0.76) 0.07 (0.06) 0.51 (0.43) (0.31)
Total from investment operations ........ (0.65) 0.31 0.21 0.81 (0.13) (0.01)
Less distributions from:
Net investment income .............. (0.11) (0.24) (0.27) (0.30) (0.30) (0.30)
Net asset value, end of period .......... $10.96 $11.72 $11.65 $11.71 $11.20 $11.63
Total return
c
....................... (5.59)% 2.65% 1.84% 7.35% (1.15)% (0.08)%
Ratios to average net assets
d
Expenses ......................... 0.68%
e
0.69%
e
0.69%
e
0.69%
e
0.68%
e
0.65%
Net investment income ............... 1.92% 2.03% 2.36% 2.58% 2.62% 2.56%
Supplemental data
Net assets, end of period (000’s) ........ $291,804 $334,315 $362,113 $392,721 $440,120 $497,363
Portfolio turnover rate ................ 5.01% 18.90% 13.94% 16.12% 11.15% 9.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.76 $11.69 $11.75 $11.23 $11.67 $11.98
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.18 0.21 0.23 0.24 0.23
Net realized and unrealized gains (losses) (0.76) 0.06 (0.06) 0.53 (0.45) (0.31)
Total from investment operations ........ (0.68) 0.24 0.15 0.76 (0.21) (0.08)
Less distributions from:
Net investment income .............. (0.08) (0.17) (0.21) (0.24) (0.23) (0.23)
Net asset value, end of period .......... $11.00 $11.76 $11.69 $11.75 $11.23 $11.67
Total return
c
....................... (5.83)% 2.08% 1.29% 6.83% (1.78)% (0.55)%
Ratios to average net assets
d
Expenses ......................... 1.23%
e
1.24%
e
1.24%
e
1.24%
e
1.23%
e
1.20%
Net investment income ............... 1.36% 1.49% 1.81% 2.03% 2.07% 2.01%
Supplemental data
Net assets, end of period (000’s) ........ $30,048 $37,418 $61,722 $90,763 $124,250 $157,323
Portfolio turnover rate ................ 5.01% 18.90% 13.94% 16.12% 11.15% 9.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2017
a
2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.75 $11.68 $11.74 $11.23 $11.66 $11.69
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.26 0.29 0.31 0.32 0.05
Net realized and unrealized gains (losses) (0.76) 0.07 (0.06) 0.52 (0.44) (0.03)
Total from investment operations ........ (0.64) 0.33 0.23 0.83 (0.12) 0.02
Less distributions from:
Net investment income .............. (0.12) (0.26) (0.29) (0.32) (0.31) (0.05)
Net asset value, end of period .......... $10.99 $11.75 $11.68 $11.74 $11.23 $11.66
Total return
d
....................... (5.50)% 2.80% 2.00% 7.50% (1.01)% 0.19%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.53% 0.53% 0.53% 0.52% 1.57%
Expenses net of waiver and payments by
affiliates .......................... 0.53%
f
0.53%
f
0.53%
f
0.53%
f
0.51%
f
0.51%
Net investment income ............... 2.06% 2.17% 2.51% 2.74% 2.79% 2.70%
Supplemental data
Net assets, end of period (000’s) ........ $92,106 $99,307 $87,638 $79,577 $69,281 $5
Portfolio turnover rate ................ 5.01% 18.90% 13.94% 16.12% 11.15% 9.30%
a
For the period August 1, 2017 (effective date) to September 30, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.76 $11.68 $11.74 $11.23 $11.66 $11.97
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.25 0.29 0.31 0.31 0.31
Net realized and unrealized gains (losses) (0.77) 0.08 (0.06) 0.51 (0.43) (0.31)
Total from investment operations ........ (0.65) 0.33 0.23 0.82 (0.12) —
Less distributions from:
Net investment income .............. (0.12) (0.25) (0.29) (0.31) (0.31) (0.31)
Net asset value, end of period .......... $10.99 $11.76 $11.68 $11.74 $11.23 $11.66
Total return
c
....................... (5.61)% 2.83% 1.94% 7.44% (1.05)% 0.02%
Ratios to average net assets
d
Expenses ......................... 0.58%
e
0.58%
e
0.59%
e
0.59%
e
0.58%
e
0.55%
Net investment income ............... 2.01% 2.12% 2.45% 2.68% 2.72% 2.66%
Supplemental data
Net assets, end of period (000’s) ........ $293,568 $330,045 $320,209 $314,157 $327,215 $440,149
Portfolio turnover rate ................ 5.01% 18.90% 13.94% 16.12% 11.15% 9.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... $ 4,968,000 $ 4,642,099
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 850,000 802,708
5,444,807
Georgia 0.3%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-1, 3.5%, 12/01/36 .... 1,000,000 870,963
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-2, 4.5%, 12/01/26 .... 1,945,000 1,850,073
2,721,036
Illinois 0.6%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 4,256,275
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 830,214
5,086,489
New York 93.5%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 .
3,750,000 4,451,957
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,634,626
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,062,983
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 4,523,889
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/22 ............ 100,000 100,519
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/23 ............ 100,000 102,240
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 123,960
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 114,950
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 115,667
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 105,866
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 100,000 106,289
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 105,852
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 105,365
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 105,066
New York Law School, Revenue, 2016, Refunding, 5%, 7/01/23 ............... 1,165,000 1,210,476
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,482,120
City of New York ,
GO, 2012 D-1, 5%, 10/01/24 ......................................... 5,000,000 5,021,732
GO, 2015 A, Refunding, 5%, 8/01/26 ................................... 10,000,000 10,662,668
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 9,858,237
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 5,784,592
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 5,732,625
GO, 2020 D-1, 4%, 3/01/36 .......................................... 2,500,000 2,648,614
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,333,665
County of Suffolk ,
GO, 2014, Refunding, AGMC Insured, 5%, 2/01/23 ......................... 5,045,000 5,187,185
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 6,732,665
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,557,092
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/22 ...... 175,000 176,561
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/23 ...... 175,000 181,501
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/25 ...... 160,000 172,497
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/29 ...... 150,000 168,961
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/30 ...... 150,000 170,058
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/31 ...... 200,000 228,155

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 5%, 7/01/26 ..... $ 1,015,000 $ 1,108,993
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. 2,230,000 2,170,943
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 2,172,641
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,231,861
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,245,936
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 3,951,780
Haverstraw-Stony Point Central School District ,
GO, 2015, 5%, 10/15/25 ............................................. 850,000 892,052
GO, 2015, AGMC Insured, 5%, 10/15/31 ................................ 600,000 629,684
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. 1,000,000 1,085,918
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 886,618
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. 750,000 845,770
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 968,124
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 364,702
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 587,591
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 554,596
Long Island Power Authority ,
Revenue, 2012 B, 5%, 9/01/26 ........................................ 5,000,000 5,072,360
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 16,723,389
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 7,222,697
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,172,079
Revenue, 2021 A, Refunding, 5%, 9/01/30 ............................... 3,000,000 3,615,301
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/22 ......................... 8,765,000 8,984,302
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 10,572,026
Revenue, 2013 E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................ 8,900,000 9,360,608
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 5,539,092
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/39 ....................... 15,000,000 7,856,640
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn ., 11/15/32 ......... 50,000,000 36,303,985
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,084,028
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,162,898
Rochester City School District, Revenue, 2013, 5%, 5/01/26 .................. 5,000,000 5,163,541
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 9,958,378
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,272,260
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/25 .......... 5,445,000 5,668,517
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/27 .......... 6,220,000 6,475,331
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/29 ............................... 4,510,000 5,263,199
Revenue, 2020 A, Refunding, 5%, 2/15/30 ............................... 2,500,000 2,956,081
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 19,436,156
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,465,214
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,167,658
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,316,003
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2012 EE, Refunding, 5%, 6/15/28 ........... 8,000,000 8,063,911
Water & Sewer System, Revenue, 2014 DD, ETM, 5%, 6/15/23 ............... 6,000,000 6,239,189
Water & Sewer System, Revenue, 2015 DD, Refunding, 5%, 6/15/29 ........... 7,790,000 8,288,518
Water & Sewer System, Revenue, 2015 GG, Refunding, 5%, 6/15/27 ........... 10,000,000 10,909,756
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,338,268

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... $ 5,000,000 $ 5,497,658
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 5,704,034
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 9,383,797
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 11,506,154
Future Tax Secured, Revenue, 13, 5%, 11/01/22 .......................... 6,800,000 6,947,201
Future Tax Secured, Revenue, 2012 E-1, Refunding, 5%, 2/01/23 ............. 5,000,000 5,009,727
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,459,927
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 11,983,016
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,201,549
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 7,808,524
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,464,418
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 1,701,399
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 13,305,000 16,341,001
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 215,000 215,676
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 862,095
Revenue, 2012 A, AGMC Insured, 5%, 10/01/23 ........................... 6,425,000 6,528,011
Revenue, 2020 A, AGMC Insured, 5%, 10/01/34 ........................... 2,255,000 2,593,069
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,232,758
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 605,745
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 709,076
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 1,087,833
City of New York, Revenue, 2010 A, Refunding, 3.5%, 5/15/22 ................ 1,610,000 1,613,227
City of New York, Revenue, 2010 A, Refunding, 3.625%, 5/15/23 .............. 1,615,000 1,617,419
City of New York, Revenue, 2010 A, Refunding, 3.75%, 5/15/24 ............... 1,620,000 1,623,367
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/22 . 9,240,000 9,341,970
Fashion Institute of Technology, Revenue, 2007, NATL Insured, ETM, 5.25%, 7/01/22 1,250,000 1,262,302
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 974,841
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 1,118,723
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/23 ...................... 275,000 285,022
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/24 ...................... 285,000 299,966
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/25 ...................... 300,000 321,476
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/26 ...................... 325,000 353,039
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/27 ...................... 325,000 357,064
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/28 ...................... 275,000 304,317
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/29 ...................... 275,000 307,287
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/30 ...................... 325,000 365,683
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 324,575
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 405,943
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 324,313
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 324,673
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 6,495,000 6,679,772
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 1,350,000 1,475,353
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 13,563,904
New York University, Revenue, 2019 A, 5%, 7/01/37 ........................ 6,040,000 7,059,756
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,489,205
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,065,199
Rochester Institute of Technology, Revenue, 2012, Pre-Refunded, 4%, 7/01/26 .... 4,000,000 4,028,825
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,149,945

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... $ 750,000 $ 815,911
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 776,689
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/29 ............... 500,000 546,220
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/30 ............... 950,000 1,043,265
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 2,250,000 2,482,777
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 207,295
State of New York Personal Income Tax, Revenue, 2014 A, 5%, 2/15/25 ......... 5,000,000 5,293,668
State of New York Personal Income Tax, Revenue, 2016 D, Refunding, 5%, 2/15/27 10,000,000 11,184,731
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,995,000 10,707,485
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 5,000 5,450
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 8,138,829
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 7,000,000 7,786,570
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 10,000,000 11,260,439
State of New York Tax Commissioner of Taxation & Finance, Revenue, 2005 B, NATL
Insured, 5.5%, 7/01/22 ............................................ 10,000,000 10,107,391
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 8,383,133
State University Construction Fund, Revenue, 2012 A, Refunding, 5%, 5/15/26 .... 8,000,000 8,037,517
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/29 ........................................................ 1,000,000 1,132,436
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/33 .. 1,000,000 1,160,971
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,748,670
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 7,350,810
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 10,770,680
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 10,759,586
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 1,977,919
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 11,260,386
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 5,915,678
New York Transportation Development Corp. ,
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 795,549
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 1,044,005
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 555,495
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 167,929
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 447,164
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,061,853
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/27 ... 875,000 965,130
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/28 ... 1,865,000 2,075,554
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,540,358
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/30 ... 5,135,000 5,835,406
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 2,350,000 2,659,075
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 2,365,000 2,675,107
Niagara Falls Public Water Authority , Revenue , 2013 A , Pre-Refunded , BAM Insured ,
5% , 7/15/29 ...................................................... 7,060,000 7,345,045
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 5%, 7/01/29 ........................... 330,000 374,929
Le Moyne College, Revenue, 2021, 5%, 7/01/30 ........................... 320,000 366,288
c
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/26 .................. 535,000 581,184
c
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/28 .................. 595,000 658,102
c
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/30 .................. 655,000 732,996

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ $ 5,000,000 $ 5,793,036
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 2,847,794
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,478,055
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 9,958,599
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 17,278,121
Revenue, 223, Refunding, 5%, 7/15/25 ................................. 1,800,000 1,948,043
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 300,000 345,687
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 500,000 574,968
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/30 ............... 225,000 256,732
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/32 ............... 200,000 230,215
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 5,037,822
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/28 ............................. 2,200,000 2,473,668
Revenue, 2021 A-2, Refunding, 5%, 6/01/29 ............................. 2,250,000 2,558,934
Revenue, 2021 A-2, Refunding, 5%, 6/01/30 ............................. 1,500,000 1,722,656
Revenue, 2021 A-2, Refunding, 5%, 6/01/31 ............................. 1,250,000 1,449,605
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 5%, 7/01/29 ................................. 1,275,000 1,444,140
Revenue, 2021, Refunding, 5%, 7/01/30 ................................. 1,415,000 1,619,679
Revenue, 2021, Refunding, 5%, 7/01/31 ................................. 1,000,000 1,156,346
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... 3,480,000 3,814,172
Revenue, 2013 A, Refunding, Zero Cpn ., 11/15/30 ......................... 14,175,000 10,808,633
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,542,683
Revenue, 2021 A, 5%, 11/01/25 ....................................... 2,500,000 2,752,211
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. 275,000 313,802
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 437,528
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 254,538
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 376,556
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/33 ...... 3,000,000 3,504,530
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,328,791
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,163,436
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 2,818,189
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,196,981
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 6,050,538
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 .....
5,000,000 5,401,546
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 1,093,289
766,064,259
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,700,000 1,484,409
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,700,000 1,482,785
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,937,642
4,904,836

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 $ 175,000 $ 184,403
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 182,347
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 245,063
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 220,710
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 3,000,000 2,828,927
3,661,450
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,483,555
Wisconsin 1.0%
a
Public Finance Authority ,
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 6,000,000 5,960,291
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021, 4.5%, 12/01/26 ......... 1,160,000 1,098,392
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,570,000 1,364,552
8,423,235
U.S. Territories 0.2%
Puerto Rico 0.2%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/32 ................. 880,000 909,660
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 280,000 294,251
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 540,000 567,696
1,771,607
Total U.S. Territories .................................................................... 1,771,607
Total Municipal Bonds (Cost $803,992,356) .....................................
799,561,274
a a a a
Short Term Investments 2.1%
Municipal Bonds 2.1%
New York 2.1%
d
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2003 A-4 ,
Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.36% , 11/01/29 ........... 4,000,000 4,000,000
d
Triborough Bridge & Tunnel Authority ,
Revenue, 2001 C, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.34%, 1/01/32 .............................................. 300,000 300,000
Revenue, 2003 B-1, LOC US Bank NA, Daily VRDN and Put, 0.38%, 1/01/33 ..... 12,900,000 12,900,000
17,200,000
Total Municipal Bonds (Cost $17,200,000) ......................................
17,200,000
Total Short Term Investments (Cost $17,200,000 ) ................................
17,200,000
a
Total Investments (Cost $821,192,356) 99.7% ...................................
$816,761,274
Other Assets, less Liabilities 0.3% .............................................
2,332,662
Net Assets 100.0% ...........................................................
$819,093,936
See Abbreviations on page 30 .

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $21,775,076, representing 2.7% of net assets.
b
The maturity date shown represents the mandatory put date.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $821,192,356
Value - Unaffiliated issuers .................................................................. $816,761,274
Cash .................................................................................... 144,677
Receivables:
Capital shares sold ........................................................................ 2,071,245
Interest ................................................................................. 8,813,854
Total assets .......................................................................... 827,791,050
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,856,456
Capital shares redeemed ................................................................... 2,996,283
Management fees ......................................................................... 327,454
Distribution fees .......................................................................... 66,809
Transfer agent fees ........................................................................ 96,828
Trustees' fees and expenses ................................................................. 44,254
Distributions to shareholders ................................................................. 251,229
Accrued expenses and other liabilities ........................................................... 57,801
Total liabilities ......................................................................... 8,697,114
Net assets, at value ................................................................. $819,093,936
Net assets consist of:
Paid-in capital ............................................................................. $830,710,417
Total distributable earnings (losses) ............................................................. (11,616,481)
Net assets, at value ................................................................. $819,093,936

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $111,568,102
Shares outstanding ........................................................................ 10,184,386
Net asset value per share
a
.................................................................. $10.95
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.20
Class A1:
Net assets, at value ....................................................................... $291,803,537
Shares outstanding ........................................................................ 26,630,307
Net asset value per share
a
.................................................................. $10.96
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.21
Class C:
Net assets, at value ....................................................................... $30,048,322
Shares outstanding ........................................................................ 2,732,597
Net asset value and maximum offering price per share
a
............................................. $11.00
Class R6:
Net assets, at value ....................................................................... $92,105,539
Shares outstanding ........................................................................ 8,382,090
Net asset value and maximum offering price per share ............................................. $10.99
Advisor Class:
Net assets, at value ....................................................................... $293,568,436
Shares outstanding ........................................................................ 26,710,402
Net asset value and maximum offering price per share ............................................. $10.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $11,527,750
Expenses:
Management fees (Note 3 a ) ................................................................... 2,105,050
Distribution fees: (Note 3c )
    Class A ................................................................................ 146,421
    Class A1 ............................................................................... 159,121
    Class C ................................................................................ 112,549
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 45,668
    Class A1 ............................................................................... 122,217
    Class C ................................................................................ 12,954
    Class R6 ............................................................................... 12,349
    Advisor Class ............................................................................ 123,787
Custodian fees (Note 4 ) ...................................................................... 2,556
Reports to shareholders fees .................................................................. 24,446
Registration and filing fees .................................................................... 22,344
Professional fees ........................................................................... 37,106
Trustees' fees and expenses .................................................................. 21,908
Other .................................................................................... 30,000
Total expenses ......................................................................... 2,978,476
Expense reductions (Note 4 ) ............................................................... (3,233)
Net expenses ......................................................................... 2,975,243
Net investment income ................................................................ 8,552,507
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,296,654
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (61,510,949)
Net realized and unrealized gain (loss) ............................................................ (58,214,295)
Net increase (decrease) in net assets resulting from operations .......................................... $(49,661,788)

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New York Intermediate-Term Tax-
Free Income Fund
Six Months Ended
March 31, 2022
(unaudited)
Year Ended
September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,552,507 $18,668,040
Net realized gain (loss) ................................................. 3,296,654 3,253,373
Net change in unrealized appreciation (depreciation) ........................... (61,510,949) 2,398,678
Net increase (decrease) in net assets resulting from operations ................ (49,661,788) 24,320,091
Distributions to shareholders:
Class A ............................................................. (1,029,108) (1,868,037)
Class A1 ............................................................ (3,031,501) (7,123,159)
Class C ............................................................. (233,383) (793,479)
Class R6 ............................................................ (1,008,101) (2,010,857)
Advisor Class ........................................................ (3,200,588) (6,756,043)
Total distributions to shareholders .......................................... (8,502,681) (18,551,575)
Capital share transactions: (Note 2 )
Class A ............................................................. 215,227 29,606,882
Class A1 ............................................................ (21,831,750) (30,354,732)
Class C ............................................................. (5,158,606) (24,903,409)
Class R6 ............................................................ (708,541) 11,178,453
Advisor Class ........................................................ (15,456,206) 8,009,192
Total capital share transactions ............................................ (42,939,876) (6,463,614)
Net increase (decrease) in net assets ................................... (101,104,345) (695,098)
Net assets:
Beginning of period ..................................................... 920,198,281 920,893,379
End of period .......................................................... $819,093,936 $920,198,281

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin New York Intermediate-Term Tax-Free Income
Fund (Fund) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Fund offers five classes of
shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2022, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy, or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At March 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
March 31, 2022
Year Ended
September 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 949,546 $10,905,894 4,255,047 $50,255,657
Shares issued in reinvestment of distributions .......... 67,581 774,014 117,679 1,386,158
Shares redeemed ............................... (998,213) (11,464,681) (1,869,666) (22,034,933)
Net increase (decrease) .......................... 18,914 $215,227 2,503,060 $29,606,882
Class A1 Shares:
Shares sold ................................... 237,736 $2,754,974 542,540 $6,382,165
Shares issued in reinvestment of distributions .......... 240,174 2,753,055 550,724 6,487,889
Shares redeemed ............................... (2,371,701) (27,339,779) (3,663,707) (43,224,786)
Net increase (decrease) .......................... (1,893,791) $(21,831,750) (2,570,443) $(30,354,732)
Class C Shares:
Shares sold ................................... 61,474 $710,454 239,034 $2,838,814
Shares issued in reinvestment of distributions .......... 18,730 215,491 61,755 729,883
Shares redeemed
a
.............................. (528,915) (6,084,551) (2,400,492) (28,472,106)
Net increase (decrease) .......................... (448,711) $(5,158,606) (2,099,703) $(24,903,409)
Class R6 Shares:
Shares sold ................................... 627,174 $7,260,510 1,985,068 $23,496,968
Shares issued in reinvestment of distributions .......... 80,707 927,455 157,707 1,863,342
Shares redeemed ............................... (775,032) (8,896,506) (1,197,941) (14,181,857)
Net increase (decrease) .......................... (67,151) $(708,541) 944,834 $11,178,453
Advisor Class Shares:
Shares sold ................................... 1,804,305 $20,743,285 5,254,301 $62,253,788
Shares issued in reinvestment of distributions .......... 210,238 2,416,711 432,931 5,116,135
Shares redeemed ............................... (3,378,867) (38,616,202) (5,025,518) (59,360,731)
Net increase (decrease) .......................... (1,364,324) $(15,456,206) 661,714 $8,009,192
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2022, the annualized gross effective investment management fee rate was 0.475% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2022, the Fund paid transfer agent fees of $316,975, of which $122,761 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until January 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended March 31, 2022, these purchase and sale transactions aggregated $9,700,000 and $8,280,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2021, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,578
CDSC retained .............................................................................. $7,893
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $11,214,290
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
At March 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2022, aggregated
$42,818,324 and $65,291,051, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Cost of investments .......................................................................... $820,630,958
Unrealized appreciation ........................................................................ $14,879,523
Unrealized depreciation ........................................................................ (18,749,207)
Net unrealized appreciation (depreciation) .......................................................... $(3,869,684)
5. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2022, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
10. Credit Facility
(continued)

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Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income
Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin New
York Tax-Free Trust (Trust), including a majority of the
trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board

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Semiannual Report
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional New York intermediate
municipal debt funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the three-, five- and 10-year periods was
above the median of its Performance Universe, but for the
one- year period was equal to the median of its Performance
Universe. The Board considered the income-related
attributes of the Fund (such as fund name, investment
objective and/or investment strategy) and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given the Fund’s income-
related attributes and investor expectations. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A, Class V or Investor Class shares for each other fund in
the Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
six other New York intermediate municipal debt funds. The
Board noted that the Management Rate for the Fund was
equal to the median of its Expense Group, but the actual
total expense ratio for the Fund was below the median and
in the first quintile (least expensive) of its Expense Group.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain

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Semiannual Report
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete
consolidated schedule of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1153 S 05/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin New York Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics.

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 26, 2022